Consolidated Statement of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 868,263	$ 1,919,349	$ 1,007,561
Operating expenses	(440,562)	(445,893)	(291,213)
Depreciation, depletion and amortization	(224,546)	(222,257)	(167,644)
Gross profit	203,155	1,251,199	548,704
General and administrative expenses	(119,722)	(170,735)	(102,326)
Allowance for expected credit losses	(8,478)	0	4,265
Gain (loss) on natural gas and oil properties and equipment	24,146	2,379	(901)
Gain (loss) on sale of equity interest	18,440	0	0
Gains (losses) on financial assets at fair value through profit or loss	4,610	0	0
Gain (loss) on derivative financial instruments	1,080,516	(1,758,693)	(974,878)
Gain on bargain purchases	0	4,447	58,072
Impairment of proved properties	(41,616)	0	0
Operating profit (loss)	1,161,051	(671,403)	(467,064)
Finance costs	(134,166)	(100,799)	(50,628)
Accretion of asset retirement obligation	(26,926)	(27,569)	(24,396)
Other income (expense)	385	269	(8,812)
Income (loss) before taxation	1,000,344	(799,502)	(550,900)
Income tax benefit (expenses)	(240,643)	178,904	225,694
Net income (loss)	759,701	(620,598)	(325,206)
Other comprehensive income (loss)	(270)	940	51
Total comprehensive income (loss)	759,431	(619,658)	(325,155)
Net income (loss) attributable to:
Diversified Energy Company PLC	758,018	(625,410)	(325,509)
Non-controlling interest	$ 1,683	$ 4,812	$ 303
Earnings (loss) per share attributable to Diversified Energy Company PLC
Weighted average shares outstanding - basic (in shares)	47,165	42,204	39,677
Weighted average shares outstanding - diluted (in shares)	47,514	42,204	39,677
Earnings (loss) per share - basic (in dollar per share)	$ 16.07	$ (14.82)	$ (8.20)
Earnings (loss) per share - diluted (in dollar per share)	$ 15.95	$ (14.82)	$ (8.20)